SUPPLEMENT TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS

Wells Fargo Advantage Small Cap Opportunities Fund (the “Fund”)

The Fund will re-open to new investors effective March 31, 2014.

February 21, 2014                                                                                                       SCAM034/P203SP